Tax-Free Money Market Fund (Prospectus Summary) | Tax-Free Money Market Fund
Touchstone Tax-Free Money Market Fund

February 19, 2015

TOUCHSTONE TAX-FREE TRUST

Touchstone Tax-Free Money Market Fund

Supplement to the Prospectus, Summary Prospectus, and

Statement of Additional Information dated October 30, 2014,
as supplemented November 21, 2014 and December 22, 2014

At a meeting of the Board of Trustees of Touchstone Tax-Free Trust (the “Board”) held on February 12, 2015, the Board rescinded the plan to close and liquidate Touchstone Tax-Free Money Market Fund (the “Fund”).  In addition, the Board approved an Agreement and Plan of Reorganization (the “Agreement”) between the Fund and General Municipal Money Market Fund, a comparable money market fund advised by The Dreyfus Corporation (“Dreyfus”) pursuant to which the Fund would be reorganized on a tax-free basis with and into General Municipal Money Market Fund.

Specifically, pursuant to the Agreement, Touchstone Tax-Free Money Market Fund will be reorganized into General Municipal Money Market Fund, advised by Dreyfus, and Class A and Class S shareholders of Touchstone Tax-Free Money Market Fund will become shareholders of Class A shares of General Municipal Money Market Fund (the “Reorganization”).

A special meeting of shareholders of Touchstone Tax-Free Money Market Fund is expected to be held on or about May 8, 2015 and approval of the Agreement will be voted on at that time.  A joint proxy statement/prospectus containing more information regarding the Reorganization will be provided in advance of the meeting to shareholders of record of Touchstone Tax-Free Money Market Fund as of March 10, 2015.  If the Agreement is approved at the special meeting and certain conditions required are satisfied, the Reorganization is expected to take place on or about June 5, 2015.

The Fund will remain closed to new investors.  The Fund's checkwriting feature is being maintained for shareholders currently using that service, but, in light of the proposed Reorganization, new checkbooks will not be issued.  Any checks written against the Fund's shares will be honored until the close of the Reorganization on or about June 5, 2015 to the extent there are sufficient assets to clear those checkwriting drafts.  Please note that General Municipal Money Market Fund has a checkwriting feature that may be utilized post-Reorganization, pending shareholder approval of the Reorganization.

Transactions from automatic investment plans or systematic withdrawal plans will continue to occur until the close of the Reorganization on or about June 5, 2015.  Subsequent to the Reorganization, automatic investment plan and systematic withdrawal plan transactions will continue in General Municipal Money Market Fund unless the shareholder instructs otherwise.

This supplement is not a solicitation of any proxy.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.